Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
VIP Investment Grade Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® VIP Investment Grade Central Fund
Class Name	VIP Investment Grade Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Investment Grade Central Fund $10,000 $10,470 $10,936 $10,935 $12,015 $13,201 $13,165 $11,493 $12,198 $12,428 $13,365 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investment Grade Central Fund 7.54% 0.25% 2.94% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,275,051,142
Holdings Count | shares	1,982
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,275,051,142
Number of Holdings	1,982
Total Advisory Fee	$0
Portfolio Turnover	129%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.3 AAA 8.6 AA 1.0 A 8.4 BBB 13.0 BB 1.3 B 0.8 Not Rated 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.3 AAA - 8.6 AA - 1.0 A - 8.4 BBB - 13.0 BB - 1.3 B - 0.8 Not Rated - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.2 Corporate Bonds 22.0 U.S. Government Agency - Mortgage Securities 15.1 Asset-Backed Securities 10.0 CMOs and Other Mortgage Related Securities 6.4 Other Investments 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.2 Corporate Bonds - 22.0 U.S. Government Agency - Mortgage Securities - 15.1 Asset-Backed Securities - 10.0 CMOs and Other Mortgage Related Securities - 6.4 Other Investments - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 90.8 Grand Cayman (UK Overseas Ter) 5.1 Mexico 0.7 Bailiwick Of Jersey 0.7 United Kingdom 0.6 Ireland 0.5 Netherlands 0.4 Switzerland 0.2 Canada 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Grand Cayman (UK Overseas Ter) - 5.1 Mexico - 0.7 Bailiwick Of Jersey - 0.7 United Kingdom - 0.6 Ireland - 0.5 Netherlands - 0.4 Switzerland - 0.2 Canada - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 36.4 US Treasury Bonds 11.8 Fannie Mae Mortgage pass-thru certificates 4.3 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.6 Uniform Mortgage Backed Securities 2.6 Bank of America Corp 1.2 Freddie Mac Multifamily Structured pass-thru certificates 1.2 JPMorgan Chase & Co 1.1 Morgan Stanley 1.1 67.0